Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP 009 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Change in Net Asset Available for Benefit [Abstract]
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Unrealized Gain (Loss) on Investment	$ 41,151
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	895
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Excluding Rollover	16,021
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	650
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash	11,339
EBP, Change in Net Asset Available for Benefit, Increase	70,692
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	40,325
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	314
EBP, Change in Net Asset Available for Benefit, Decrease	40,639
Increase/(decrease) in net assets available for benefits, before transfers	30,053
EBP, Net Asset Available for Benefit	341,770	$ 312,260
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	(543)
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	29,510
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Unrealized Gain (Loss) on Investment	41,151
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	895
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Excluding Rollover	16,021
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	650
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash	11,339
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Note Receivable from Participant	636
EBP, Change in Net Asset Available for Benefit, Increase	70,692
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	40,325
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	314
EBP, Change in Net Asset Available for Benefit, Decrease	40,639
Increase/(decrease) in net assets available for benefits, before transfers	30,053
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	(543)
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	29,510
EBP, Net Asset Available for Benefit	341,770	312,260
Fair Value, Inputs, Level 1
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Investment, Fair Value	143,199	179,381
Fair Value, Inputs, Level 1 | Registered investment company
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Investment, Fair Value	79,980	86,313
Fair Value, Inputs, Level 1 | Common Stock
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Investment, Fair Value	59,302	85,870
Fair Value, Inputs, Level 1 | Cash and short-term investments
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Investment, Fair Value	$ 3,917	$ 7,198